Equity and debt investments at fair value through OCI and other short/long-term investments	12 Months Ended
Dec. 31, 2021
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Equity and debt investments at fair value through OCI and other short/long-term investments
4. Equity
and debt
investments at fair value through OCI and other short/long-term investments
As of December 31, 2020 and 2021, equity investments at fair value through OCI and other short-term investments includes an equity investment in KPN for Ps. 50,033,111 and Ps. 56,087,598

, respectively, other short-term investments for Ps. 62,940 and Ps. 15,026, respectively, equity investment in Verizon for
Ps. 61,600,578 in December 31,

2021.
The investment
s
in KPN, Verizon and other
s
, are carried at fair value with changes in fair value being recognized through other comprehensive (loss) gain items (equity) in the Company’s consolidated statements of financial position. As of December 31, 2020 and 2021, the Company has recognized in equity changes in fair value of Ps. (1,952,414) and Ps. 4,560,869 respectively, net of deferred taxes.
During the years ended December 31, 2019, 2020 and 2021, the Company received dividends from KPN for an amount of Ps. 1,742,242 and Ps. 2,119,668 and Ps. 2,628,600, respectively, which are included within “Valuation of derivatives, interest cost from labor obligations, and other financial items, net” in the consolidated statements of comprehensive income.
As of December 31, 2020 and 2021 long-term debt instrument at fair value through OCI for Ps. 4,540,344 and Ps. 6,894,757, respectively.